LEASES - Future minimum lease payments for operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Sublease income	$ 1,965	$ 1,351
Sublease cost	1,291	727
Total operating and short-term lease costs	4,338	5,268	$ 5,668
Future minimum lease payments under operating leases
2026	2,914
2027	1,513
2028	312
2029	90
Total minimum lease payments	4,829
Less: Imputed interest	(125)
Total lease liability balance	$ 4,704	$ 8,827